Offerings - Offering: 1	May 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	506,072
Proposed Maximum Offering Price per Unit	7.295
Maximum Aggregate Offering Price	$ 3,691,795.24
Fee Rate	0.01531%
Amount of Registration Fee	$ 565.21
Offering Note	Note 1 a - Fee Calculation Rule: 457(c) and 457(h) Note 1 b - Amount Registered: The number of shares of common stock, par value $0.01 per share ("Common Stock") of Myriad Genetics, Inc. (the "Registrant"), registered represents an aggregate of (a) 269,905 shares of Common Stock issuable upon the vesting of restricted stock units to be granted to a new employee pursuant to a Restricted Stock Unit Agreement dated as of May 1, 2025 by and between the Registrant and the new employee (the "RSU Agreement") and (b) 236,167 shares of Common Stock issuable upon the vesting of performance-based restricted stock units to be granted to a new employee pursuant to a Performance-Based Restricted Stock Unit Agreement dated as of May 1, 2025 by and between the Registrant and the new employee (the "PRSU Agreement"), in each case, in accordance with Nasdaq Listing Rule 5635(c)(4) as an inducement material to the new employee entering into employment with the Registrant. Note 1 c - Amount Registered: Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the RSU Agreement and PRSU Agreement by reason of any stock split, stock dividend or other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding Common Stock. Note 1 d - Proposed Maximum Offering Price Per Unit: Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act, based on the average of the high and low sale prices per share of Common Stock on April 25, 2025, as reported on the Nasdaq Stock Market, which is within five business days prior to filing of this Registration Statement.